Quarterly Holdings Report
for
Fidelity® Capital Appreciation Fund
July 31, 2023
CAF-NPRT3-0923
1.804834.119
Common Stocks - 99.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.1%
Entertainment - 4.4%
Netflix, Inc. (a)	222,800	97,803
Universal Music Group NV	3,874,321	99,376
Warner Music Group Corp. Class A	1,865,600	58,860
		256,039
Interactive Media & Services - 3.7%
Alphabet, Inc.:
Class A (a)	815,740	108,265
Class C (a)	752,220	100,128
Epic Games, Inc. (a)(b)(c)	4,584	3,201
		211,594
Media - 0.0%
Innovid Corp. (a)	337,444	405
TOTAL COMMUNICATION SERVICES		468,038
CONSUMER DISCRETIONARY - 10.6%
Automobile Components - 0.0%
Mobileye Global, Inc.	46,600	1,779
Automobiles - 0.5%
BYD Co. Ltd. (H Shares)	762,000	27,141
Broadline Retail - 2.7%
Amazon.com, Inc. (a)	679,560	90,844
Dollarama, Inc.	291,500	19,201
MercadoLibre, Inc. (a)	39,800	49,274
		159,319
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	296,800	45,170
Booking Holdings, Inc. (a)	10,700	31,788
Flutter Entertainment PLC (a)	295,400	58,799
Kura Sushi U.S.A., Inc. Class A (a)(d)	96,500	9,603
		145,360
Specialty Retail - 3.1%
Five Below, Inc. (a)	214,200	44,626
Floor & Decor Holdings, Inc. Class A (a)	121,500	13,954
TJX Companies, Inc.	1,403,800	121,471
		180,051
Textiles, Apparel & Luxury Goods - 1.8%
Compagnie Financiere Richemont SA Series A	27,410	4,414
LVMH Moet Hennessy Louis Vuitton SE	48,204	44,770
LVMH Moet Hennessy Louis Vuitton SE	23,738	22,162
Samsonite International SA (a)(e)	10,588,200	31,362
		102,708
TOTAL CONSUMER DISCRETIONARY		616,358
CONSUMER STAPLES - 2.4%
Beverages - 1.5%
Boston Beer Co., Inc. Class A (a)	62,983	23,394
Monster Beverage Corp.	1,079,976	62,088
		85,482
Household Products - 0.3%
Energizer Holdings, Inc.	563,200	20,106
Personal Care Products - 0.6%
Estee Lauder Companies, Inc. Class A	90,300	16,254
Kenvue, Inc. (d)	653,600	15,477
		31,731
TOTAL CONSUMER STAPLES		137,319
ENERGY - 3.9%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	1,490,600	53,349
Oil, Gas & Consumable Fuels - 3.0%
Antero Resources Corp. (a)	371,448	9,936
Canadian Natural Resources Ltd.	486,700	29,591
Cheniere Energy, Inc.	526,000	85,138
New Fortress Energy, Inc.	411,300	11,743
Range Resources Corp.	795,200	24,993
Southwestern Energy Co. (a)	1,413,100	9,157
		170,558
TOTAL ENERGY		223,907
FINANCIALS - 11.5%
Banks - 2.6%
JPMorgan Chase & Co.	946,000	149,430
Capital Markets - 2.5%
CME Group, Inc.	446,438	88,823
Morgan Stanley	588,200	53,856
		142,679
Financial Services - 3.6%
Block, Inc. Class A (a)	607,800	48,946
MasterCard, Inc. Class A	374,500	147,658
Rocket Companies, Inc. (a)(d)	1,061,451	11,602
		208,206
Insurance - 2.8%
American Financial Group, Inc.	247,500	30,098
Arthur J. Gallagher & Co.	305,641	65,652
BRP Group, Inc. (a)	542,600	13,516
Marsh & McLennan Companies, Inc.	291,300	54,887
		164,153
TOTAL FINANCIALS		664,468
HEALTH CARE - 14.9%
Biotechnology - 5.1%
2seventy bio, Inc. (a)	66,000	501
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	1,379,600	345
rights (a)(c)	1,379,600	152
Alnylam Pharmaceuticals, Inc. (a)	148,900	29,095
Arcellx, Inc. (a)	48,600	1,665
Beam Therapeutics, Inc. (a)	61,100	1,886
Cytokinetics, Inc. (a)	159,800	5,329
Evelo Biosciences, Inc. (a)(d)	18,970	199
Galapagos NV sponsored ADR (a)(d)	354,700	15,022
Gamida Cell Ltd. (a)(d)	2,169,053	3,102
Gamida Cell Ltd. warrants 4/21/28 (a)	317,400	220
Genmab A/S (a)	25,300	10,429
Hookipa Pharma, Inc. (a)	916,200	724
Immunocore Holdings PLC ADR (a)	148,400	9,791
Legend Biotech Corp. ADR (a)	156,900	11,849
Regeneron Pharmaceuticals, Inc. (a)	63,822	47,350
Repligen Corp. (a)	127,400	21,857
Seagen, Inc. (a)	258,200	49,518
Seres Therapeutics, Inc. (a)	330,500	1,590
Synlogic, Inc. (a)	919,300	450
Vertex Pharmaceuticals, Inc. (a)	227,800	80,263
Vor Biopharma, Inc. (a)	610,405	1,843
XOMA Corp. (a)(d)	296,000	4,662
		297,842
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	776,100	35,103
Boston Scientific Corp. (a)	1,409,800	73,098
Insulet Corp. (a)	6,400	1,771
Penumbra, Inc. (a)	74,461	22,588
		132,560
Health Care Providers & Services - 2.9%
HealthEquity, Inc. (a)	823,400	55,942
Option Care Health, Inc. (a)	583,100	19,697
UnitedHealth Group, Inc.	176,392	89,320
		164,959
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	277,900	8,023
Simulations Plus, Inc. (d)	75,200	3,745
		11,768
Life Sciences Tools & Services - 3.5%
Bio-Techne Corp.	217,800	18,165
Bruker Corp.	441,248	30,323
Charles River Laboratories International, Inc. (a)	92,700	19,424
Codexis, Inc. (a)	380,840	1,371
Danaher Corp.	103,939	26,511
Sartorius Stedim Biotech	75,300	23,554
Thermo Fisher Scientific, Inc.	151,100	82,903
		202,251
Pharmaceuticals - 0.9%
Aclaris Therapeutics, Inc. (a)	218,000	2,152
AstraZeneca PLC sponsored ADR	555,200	39,808
Revance Therapeutics, Inc. (a)	371,300	8,774
		50,734
TOTAL HEALTH CARE		860,114
INDUSTRIALS - 15.6%
Aerospace & Defense - 1.6%
Spirit AeroSystems Holdings, Inc. Class A (d)	884,200	28,135
The Boeing Co. (a)	266,400	63,630
		91,765
Electrical Equipment - 1.4%
Bloom Energy Corp. Class A (a)(d)	123,200	2,200
Eaton Corp. PLC	287,500	59,030
Hubbell, Inc. Class B	68,200	21,278
		82,508
Ground Transportation - 2.9%
Uber Technologies, Inc. (a)	3,386,600	167,501
Industrial Conglomerates - 1.4%
General Electric Co.	745,800	85,200
Machinery - 3.8%
Energy Recovery, Inc. (a)	184,600	5,627
Ingersoll Rand, Inc.	1,564,445	102,111
PACCAR, Inc.	229,350	19,754
Parker Hannifin Corp.	125,900	51,620
Westinghouse Air Brake Tech Co.	330,400	39,133
		218,245
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	273,600	28,052
Professional Services - 2.9%
Equifax, Inc.	273,500	55,816
KBR, Inc. (d)	1,371,500	84,334
TransUnion Holding Co., Inc.	339,700	27,071
		167,221
Trading Companies & Distributors - 1.1%
Ferguson PLC	392,500	62,990
TOTAL INDUSTRIALS		903,482
INFORMATION TECHNOLOGY - 32.1%
Electronic Equipment, Instruments & Components - 1.3%
Flex Ltd. (a)	1,500,597	41,056
Jabil, Inc.	288,700	31,950
		73,006
IT Services - 2.9%
Accenture PLC Class A	187,000	59,157
Gartner, Inc. (a)	50,300	17,786
MongoDB, Inc. Class A (a)	123,419	52,256
Shopify, Inc. Class A (a)	364,800	24,653
Snowflake, Inc. (a)	77,700	13,808
		167,660
Semiconductors & Semiconductor Equipment - 12.1%
Aixtron AG	594,500	23,584
Allegro MicroSystems LLC (a)	265,457	13,700
Analog Devices, Inc.	227,800	45,453
ASML Holding NV (depository receipt)	41,299	29,587
BE Semiconductor Industries NV	297,300	35,516
KLA Corp.	51,900	26,674
Marvell Technology, Inc.	246,000	16,022
Monolithic Power Systems, Inc.	32,800	18,351
NVIDIA Corp.	690,536	322,681
NXP Semiconductors NV	171,800	38,308
SiTime Corp. (a)	199,900	25,789
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	748,300	74,194
Universal Display Corp.	200,528	29,253
		699,112
Software - 13.7%
Confluent, Inc. (a)	1,011,200	34,927
DocuSign, Inc. (a)	53,000	2,852
HubSpot, Inc. (a)	52,300	30,363
Intuit, Inc.	49,500	25,329
Manhattan Associates, Inc. (a)	169,548	32,319
Microsoft Corp.	1,349,610	453,359
NICE Ltd. sponsored ADR (a)	96,900	21,110
Oracle Corp.	1,079,200	126,515
ServiceNow, Inc. (a)	18,800	10,960
Synopsys, Inc. (a)	115,200	52,047
Volue A/S (a)	1,407,500	2,972
		792,753
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	631,908	124,138
TOTAL INFORMATION TECHNOLOGY		1,856,669
MATERIALS - 0.5%
Chemicals - 0.5%
Aspen Aerogels, Inc. (a)	519,300	4,331
Linde PLC	20,900	8,165
Sherwin-Williams Co.	53,900	14,903
		27,399
UTILITIES - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp. (d)	551,700	17,196
Brookfield Renewable Partners LP	114,500	3,338
		20,534
TOTAL COMMON STOCKS (Cost $3,972,017)		5,778,288

Convertible Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	153,900	645
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
ASAPP, Inc. Series C (a)(b)(c)	513,013	1,395
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	110,923	4,173
Series C3 (a)(b)(c)	138,654	5,216
Series C4 (a)(b)(c)	37,518	1,411
Series C5 (a)(b)(c)	75,216	2,830
		13,630
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,563)		15,670

Convertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $1,334)	1,334	1,361

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Securities Lending Cash Central Fund 5.32% (h)(i) (Cost $44,664)	44,659,706	44,664

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,033,578)	5,839,983
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(59,248)
NET ASSETS - 100.0%	5,780,735

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,255,000 or 0.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,362,000 or 0.5% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ASAPP, Inc. Series C	4/30/21	3,384

ElevateBio LLC Series C	3/09/21	646

Epic Games, Inc.	3/29/21	4,057

Evolent Health, Inc.	3/28/23	8,059

Illuminated Holdings, Inc. Series C2	7/07/20	2,773

Illuminated Holdings, Inc. Series C3	7/07/20	4,160

Illuminated Holdings, Inc. Series C4	1/08/21	1,351

Illuminated Holdings, Inc. Series C5	6/16/21	3,249

Illuminated Holdings, Inc. 0%	6/14/23	1,334

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	62,129	621,030	683,159	545	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	76,251	352,147	383,734	830	-	-	44,664	0.2%
Total	138,380	973,177	1,066,893	1,375	-	-	44,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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